ACQUISITION OF SPIN GAMES LLC - Fair value of assets, liabilities and goodwill acquired (Details) - Spin Games LLC € in Thousands	Jun. 01, 2022 EUR (€)
Purchase price:
Prepaid consideration	€ 2,138
Cash paid upon business combination	8,488
Shares	1,426
Deferred consideration	4,003
Total purchase price	16,055
Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	266
Trade and other receivables	405
Prepaid expenses and other assets	105
Property and equipment	107
Right-of-use assets	177
Trade payables and other liabilities	(923)
Deferred revenue	(364)
Lease obligations on right of use assets - current	(88)
Loans payable	(773)
Lease obligations on right of use assets - noncurrent	(89)
Net assets acquired and liabilities assumed	(1,177)
Goodwill	6,934
Intellectual property
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	1,471
Customer relationships
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	8,131
Gaming licenses
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	164
Brand
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	462
Trademarks
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	€ 70